Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Summary of Significant Accounting Policies (Details) [Line Items]
Provision for credit loss	$ 51
Fixed interest rate	8.00%
Carrying amount					$ 77
VAT and surcharges	$ 133	121	90
Contract liabilities	$ 79	72
Contribution decription	Contributions are made by the Group to a cap of HK$1,500 (equivalent to $0.19 per month).
Employee benefit expenses	$ 102	75	124
Income tax, description	The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.
Mandatory Provident Fund [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Employee benefit expenses	$ 95	88	99
Kayser Myanmar [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Employee benefit expenses	$ 4	$ 6	$ 8
Kayser Myanmar [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment losses				$ 77
Machinery and Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	10 years
Leasehold Improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	2 years
Leasehold Improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years